Guarantees - Changes from credit recourses agreements (Details) - Guarantee on loans sold or serviced with credit recourse - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Guarantor Obligations
Balance as of beginning of period	$ 22,484	$ 34,862
Impact of adopting CECL	0	(3,831)
Provision (reversal) for recourse liability	(2,948)	(104)
Net charge-offs	(7,736)	(8,443)
Balance as of end of period	$ 11,800	$ 22,484